ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Group's Principal Subsidiaries and VIE Subsidiaries

The Group’s principal subsidiaries and VIE subsidiaries are as follows as of December 31, 2017:

Name of Entity	Date of Registration			Place of Registration	Legal Ownership
Principal subsidiaries:

GameNow.net (Hong Kong) Ltd. (“GameNow Hong Kong”)		January-2000		Hong Kong	100%
The9 Computer Technology Consulting (Shanghai) Co., Ltd. (“The9 Computer”)		June-2000		People’s Republic of China (“PRC”)	100%
China The9 Interactive Limited (“C9I”)		October-2003		Hong Kong	100%
China The9 Interactive (Shanghai) Limited (“C9I Shanghai”)		February-2005		PRC	100%
The9 Digital Entertainment Ltd. (“The9 Digital”)		July-2005		Hong Kong	100%
China The9 Interactive (Beijing) Ltd. (“C9I Beijing”)		March-2007		PRC	100%
Jiu Jing Era Information Technology (Beijing) Ltd. (“Jiu Jing”)		April-2007		PRC	100%
JiuTuo (Shanghai) Information Technology Ltd. (“Jiu Tuo”)		July-2007		PRC	100%
China Crown Technology Ltd. (“China Crown Technology”)		November-2007		Hong Kong	100%
Asian Development Ltd. (“Asian Development”)		January-2007		Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)		November-2007		Hong Kong	100%
New Star International Development Ltd. (“New Star”)		January-2008		Hong Kong	100%
Red 5 Studios, Inc. (“Red 5”)		June-2005		USA	34.71% (Note 2)
Red 5 Singapore Pte. Ltd. (“Red 5 Singapore”)		April-2010		Singapore	34.71% (Note 2)
The9 Interactive, Inc. (“The9 Interactive”)		June-2010		USA	100%
Shanghai Jiu Chang Investment Co., Ltd. (“Jiu Chang”)		December-2014		PRC	100%
City Channel Ltd. (“City Channel”)		June-2006		Hong Kong	100%

Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT”)		September-2000		PRC	N/A (Note 4)
Subsidiaries and VIEs of Shanghai IT:
Name of Entity	Date of Registration		Place of Registration	Legal Ownership Held by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July-2011		PRC	80%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education”)	May-2012		PRC	8.75%
Beijing Chuan Yun Interactive Network Technology Co., Ltd. (“Chuan Yun”)	February-2014		PRC	100%
Hangzhou Firerain Network Technology Co., Ltd.(“HZ Firerain”)	October- 2008		PRC	100%
Shanghai Mengxiang Hulian Digital Technology Co., Ltd. (“Mengxiang Hulian”)	December-2011		PRC	20%
Shanghai Fire Wing Information Technology Co., Ltd. (“Shanghai Fire Wing”)	January-2012		PRC	None
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May-2015		PRC	60%
Shanghai Wenhu Network Technology Co., Ltd. (“Shanghai Wenhu”)	November-2015		PRC	80%
Wuxi The9 Chuang You Technology Co., Ltd. (“Chuang You”)	July-2015		PRC	100%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wuxi Qudong”)	June-2016		PRC	100%
Changsha Quxiang Network Technology Co., Ltd. (“Changsha Quxiang”)	July-2016		PRC	100%
Shanghai Yuyou Network Technology Co., Ltd. (“Shanghai Yuyou”)	December-2016		PRC	80%
Wuxi Wenhu Network Technology Co., Ltd. (“Wuxi Wenhu”)	June-2017		PRC	80%
Silver Express Investments Ltd. (“Silver Express”)	November-2007		Hong Kong	100%